FINANCE COSTS, NET (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 96	$ 75	$ 337	$ 231
Interest Expense – Lease Liabilities (Note 13)	44	43	134	126
Unwinding of Discount on Decommissioning Liabilities (Note 15)	64	63	192	179
Other	8	24	23	40
Capitalized Interest	(27)	(23)	(79)	(61)
Total finance costs	185	182	607	515
Interest income	(38)	(28)	(85)	(111)
Finance costs	$ 147	$ 154	$ 522	$ 404